Inventories	12 Months Ended
Dec. 31, 2021
Manscaped Holdings, LLC [Member]
Inventories [Line Items]
Inventories	3. Inventories Inventories consist of the following (in thousands):
	December 31,
	2021	2020
Raw materials	$6,663	$2,025
Finished goods	44,475	20,793
	$51,138	$22,818